UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 1101 14th Street, NW, Suite 1010
         Washington, DC  20005

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     Chairman & President
Phone:     202-289-7443

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Washington, DC     July 27, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $127,769 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2552    31600 SH       SOLE                    14600        0    17000
ADVANCED MEDICAL OPTICS INC    COM              00763M108     3976    78416 SH       SOLE                    54501        0    23915
ALTERA CORP                    COM              021441100     2898   165100 SH       SOLE                   115450        0    49650
AMGEN INC                      COM              031162100     4203    64435 SH       SOLE                    39388        0    25047
AT&T INC                       COM              00206R102     4135   148245 SH       SOLE                    16219        0    42026
BHP BILLITON LTD               SPONSORED ADR    088606108     3499    81232 SH       SOLE                    56549        0    24683
BJS WHOLESALE CLUB INC         COM              05548J106     4221   148886 SH       SOLE                    99509        0    49377
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     6500   121959 SH       SOLE                    73300        0    48659
CHUBB CORP                     COM              171232101     5204   104285 SH       SOLE                    66479        0    37806
CONSTELLATION BRANDS INC       CL A             21036P108     2932   117285 SH       SOLE                   111940        0     5345
E M C CORP MASS                COM              268648102     3605   328591 SH       SOLE                   218305        0   110286
GARMIN LTD                     ORD              G37260109     5969    56610 SH       SOLE                    36442        0    20168
INTERNATIONAL BUSINESS MACHS   COM              459200101     3904    50817 SH       SOLE                    33871        0    16946
INTUIT                         COM              461202103     5696    94089 SH       SOLE                    58615        0    35474
INVITROGEN CORP                COM              46185R100     2797    42330 SH       SOLE                    40153        0     2177
ISHARES COMEX GOLD TR          ISHARES          464285105     1723    28137 SH       SOLE                    25128        0     3009
ISHARES TR                     MSCI EMERG MKT   464287234     1451    15449 SH       SOLE                    14301        0     1148
ISHARES TR                     S&P/TOPIX 150    464287382     1481    12336 SH       SOLE                    11091        0     1245
ISHARES TR                     FTSE XNHUA IDX   464287184     1532    19948 SH       SOLE                    17916        0     2032
JACOBS ENGR GROUP INC DEL      COM              469814107     4130    51853 SH       SOLE                    36818        0    15035
JOHNSON & JOHNSON              COM              478160104     4587    76553 SH       SOLE                    50846        0    25707
LEHMAN BROS HLDGS INC          COM              524908100     5030    77209 SH       SOLE                    46001        0    31208
M & T BK CORP                  COM              55261F104     2594    22000 SH       SOLE                     9600        0    12400
MEADWESTVACO CORP              COM              583334107     2081    74500 SH       SOLE                    34500        0    40000
MERRILL LYNCH & CO INC         COM              590188108     4997    71844 SH       SOLE                    45548        0    26296
NABORS INDUSTRIES LTD          SHS              G6359F103     5077   150256 SH       SOLE                    90751        0    59505
NOBLE CORPORATION              SHS              G65422100     5094    68453 SH       SOLE                    42594        0    25859
PENTAIR INC                    COM              709631105     3243    94845 SH       SOLE                    65874        0    28971
POLYMEDICA CORP                COM              731738100     3156    87761 SH       SOLE                    58085        0    29676
QUALCOMM INC                   COM              747525103     4612   115090 SH       SOLE                    70321        0    44769
SANOFI AVENTIS                 SPONSORED ADR    80105N105     4047    83098 SH       SOLE                    56638        0    26460
STRYKER CORP                   COM              863667101     4027    95632 SH       SOLE                    60100        0    35532
TARGET CORP                    COM              87612E106     4166    85253 SH       SOLE                    56288        0    28965
WELLS FARGO & CO NEW           COM              949746101     2650    39500 SH       SOLE                    18900        0    20600